Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets

Goodwill and intangible assets consisted of the following:

	Estimated	September 30, 2020
	life in years	Gross amount	Accumulated Amortization	Net
Intangible assets not subject to amortization
Goodwill	Indefinite	$3,015,700	$—	$3,015,700
Trademarks	Indefinite	294,268	—	294,268
Total intangible assets not subject to amortization		3,309,968	—	3,309,968
Intangible assets subject to amortization
Customer lists	5-15	897,274	897,274	—
ABC acquired contracts	5	310,000	242,833	67,167
SIAS acquired contracts	5	660,000	517,000	143,000
Non-compete agreements	4	272,147	272,147	—
Total intangible assets subject to amortization		2,139,421	1,929,254	210,167
Total Goodwill and Intangible Assets		$5,449,389	$1,929,254	$3,520,135

Goodwill and intangible assets consisted of the following:

Intangible assets not subject to amortization
Goodwill	Indefinite	$3,015,700	$—	$3,015,700
Trademarks	Indefinite	294,268	—	294,268
Total intangible assets not subject to amortization		3,309,968	—	3,309,968
Intangible assets subject to amortization
Customer lists	5 - 15	897,274	897,274	—
ABC acquired contracts	5	310,000	196,334	113,666
SIAS acquired contracts	5	660,000	418,000	242,000
Non-compete agreements	4	272,147	272,147	-
Total intangible assets subject to amortization		2,139,421	1,783,755	355,666
Total Goodwill and Intangible Assets		$5,449,389	$1,783,755	$3,665,634

Schedule of amortization over the next two years	Scheduled amortization over the next two years as follows:
Twelve months ending September 30,
2021	$194,000
2022	16,167
Total	$210,167
Scheduled amortization over the next two years as follows:
Years ending December 31,
2020	$194,000
2021	161,666
Total	$355,666